Emergence from Chapter 11 Proceedings, (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended																8 Months Ended	12 Months Ended		4 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2010 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Apr. 30, 2010 Predecessor [Member]
Reorganization Items [Line Items]
Change in net assets resulting from the application of fresh-start accounting																	$ 0	$ 0	$ 0	$ 6,542
Gain on discharge of liabilities subject to compromise																	0	0	0	(13,617)
Asset write-offs and rejected contracts																	0	0	0	25
Estimated claims																	(1)	(5)	39	(262)
Professional fees																	21	1	5	172
Employee severance costs																	(1)	0	0	0
Plant closures costs																	0	0	0	12
Other																	4	0	1	4
Total	$ 0	[1]	$ 0	[1]	$ (1)	[1]	$ 5	[1]	$ (15)	[1]	$ 0	[1]	$ (28)	[1]	$ (2)	[1]	$ 23	$ (4)	$ 45	$ (7,124)

[1]	See Note 23 for a description of reorganization items.